Mairs and Power Small Cap Fund
SCHEDULE OF INVESTMENTS (unaudited)		September 30, 2023

Shares	Security Description	Value
	COMMON STOCKS 99.9%
	COMMUNICATION SERVICES 1.0%
205,223	Marcus Corp/The	$3,180,956

	CONSUMER DISCRETIONARY 4.6%
122,980	Gentherm, Inc.(a)	6,672,895
42,000	Polaris, Inc.	4,373,880
127,045	Sleep Number Corp(a)	3,124,036
		14,170,811
	CONSUMER STAPLES 7.0%
50,972	Casey's General Stores Inc	13,839,917
75,910	MGP Ingredients Inc	8,006,987
		21,846,904
	FINANCIALS 15.6%
139,441	Alerus Financial Corp	2,535,037
289,361	Associated Banc-Corp	4,950,967
99,800	Cullen/Frost Bankers Inc	9,102,758
226,420	Glacier Bancorp Inc	6,452,970
38,800	Piper Sandler Cos	5,638,028
155,378	QCR Holdings Inc	7,538,941
163,131	Wintrust Financial Corp	12,316,390
		48,535,091
	HEALTH CARE 12.7%
98,000	Bio-Techne Corp.	6,670,860
128,000	Catalent, Inc.(a)	5,827,840
164,445	CVRx Inc(a)	2,494,630
23,500	Exact Sciences Corp.(a)	1,603,170
56,020	Inspire Medical Systems Inc(a)	11,116,609
36,600	Medpace Holdings Inc(a)	8,861,958
151,100	Neogen Corp(a)	2,801,394
		39,376,461
	INDUSTRIALS 26.4% (b)
207,358	AAR Corp(a)	12,344,022
398,500	AZEK Co Inc/The(a)	11,851,390
53,572	Generac Holdings, Inc.(a)	5,837,205
51,146	Graco, Inc.	3,727,520
97,400	Hub Group Inc, Class A(a)	7,649,796
98,635	John Bean Technologies Corp	10,370,484
215,826	nVent Electric PLC(c)	11,436,620
49,150	Oshkosh Corp	4,690,385
90,654	Tennant Co.	6,721,994
88,200	Toro Co/The	7,329,420
		81,958,836
	INFORMATION TECHNOLOGY 23.5%
179,500	Altair Engineering Inc(a)	11,229,520
214,493	Clearfield, Inc.(a)	6,147,369
83,624	Digi International, Inc.(a)	2,257,848
74,507	Entegris, Inc.	6,996,952
675,767	Jamf Holding Corp.(a)	11,934,045
44,327	Littelfuse, Inc.	10,962,954
103,620	Plexus Corp(a)	9,634,588
221,790	SkyWater Technology Inc(a)	1,335,176
121,443	Workiva, Inc.(a)	12,307,034
		72,805,486
	MATERIALS 3.6%
165,214	HB Fuller Co.	11,335,333

	REAL ESTATE 1.5%
393,000	Physicians Realty Trust	4,790,670

	UTILITIES 4.0%
127,500	Black Hills Corp	6,450,225
122,900	NorthWestern Corp	5,906,574
		12,356,799

	TOTAL COMMON STOCKS	$310,357,347
	(cost $253,133,502)

	SHORT-TERM INVESTMENTS 0.1%
160,184	First American Government Obligations Fund, Class X, 0.0526%(d)	$160,184
	(cost $160,183)

	TOTAL INVESTMENTS 100.0%	$310,517,531
	(cost $253,293,685)

	OTHER ASSETS AND LIABILITIES (NET) 0.0%	(149,088)

	TOTAL NET ASSETS 100.0%	$310,368,443

(a)	Non-income producing.
(b)
The Fund is significantly invested in the industrials sector and therefore is subject to additional risks. The industrials sector may be significantly affected by general economic trends, including such factors as import controls, commodity prices and worldwide competition

(c)
Issuer headquartered overseas but considered domestic. The Adviser defines foreign issuers as those whose operational leadership or headquarters is located in a foreign country; provided, however, if an issuer is believed by the Adviser to be headquartered in a jurisdiction primarily for tax purposes, the Adviser will consider the following additional factors: 1) the location of the primary exchange trading its securities; 2) where it derives the majority of its revenues; and/or 3) where it earns the majority of its profits.

(d)	The rate quoted is the annualized seven-day effective yield as of September 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Adviser.

See accompanying Notes to Financial Statements.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service
(a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing
Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other asset is valued at its fair value as in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value pricing procedures, subject to oversight by the Trust's Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2023:

	Growth Fund	Balanced Fund	Small Cap Fund	Minnesota ETF
Level 1 *	$4,502,244,592	$472,702,285	$310,517,531	$711,054
Level 2**	-	258,220,382	-	16,458,689
Level 3	-	-	-	-
Total	$4,502,244,592	$730,922,667	$310,517,531	$17,169,743

* All Level 1 investments are equity securities (common stocks and preferred stocks) and short-term investments.
** All Level 2 investments are fixed income securities.

For detail of securities by major sector classification for the Funds, please refer to the Schedule of Investments.
The Funds did not hold any Level 3 investments during the period ended September 30, 2023.
The Fund did not invest in any financial derivative instruments during the period ended September 30, 2023.